Short-term deposits and long-term deposits	12 Months Ended
Dec. 31, 2024
Short-term deposits and long-term deposits
Short-term deposits and long-term deposits

7.Short-term deposits and long-term deposits

Short-term deposits represent time deposits placed with banks with original maturities more than three months but less than one year. Short-term deposits balance as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	1,185,000	1,185,000	1,135,000	1,135,000
US$	800,000	5,666,160	408,999	2,940,048
Total		6,851,160		4,075,048

Long-term deposits are mainly deposits in commercial banks with maturities of greater than one year and wealth management products issued by commercial banks for which the Group has the positive intent and ability to hold those deposits to maturity with maturities of greater than one year. Long-term deposits balance as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	2,100,000	2,100,000	1,470,000	1,470,000
US$	64,000	453,293	—	—
Total		2,553,293		1,470,000